CHIEF INVESTMENT OFFICER'S MARKET OVERVIEW LETTER
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

We are pleased to present the semi-annual report for First Investors Global Fund, Inc. for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June
30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

    [SIGNATURE]

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              COMMON STOCKS--93.2%
              UNITED STATES--33.0%
     53,600   Abbott Laboratories                                $  2,190,900     $    67
     47,750   American Express Company                              5,443,500         166
     24,495   American International Group, Inc.                    3,576,270         109
     63,250   *Analog Devices, Inc.                                 1,553,578          48
     59,500   *Cisco Systems, Inc.                                  5,477,719         167
      9,950   Citicorp                                              1,485,038          45
     33,450   Coca-Cola Company                                     2,859,975          87
     52,250   CVS Corporation                                       2,034,484          62
     26,450   Duke Energy Corporation                               1,567,163          48
     46,000   Exxon Corporation                                     3,280,375         100
     48,500   Fannie Mae                                            2,946,375          90
     30,000   First Data Corporation                                  999,375          31
     40,000   Gannett Company, Inc.                                 2,842,500          87
     56,400   General Electric Company                              5,132,400         157
     42,000   Gillette Company                                      2,380,875          73
     30,000   Hertz Corporation - Class "A"                         1,329,375          41
     45,250   Hewlett-Packard Company                               2,709,344          83
     36,000   Home Depot, Inc.                                      2,990,250          91
     23,840   Intel Corporation                                     1,767,140          54
     43,500   Johnson & Johnson                                     3,208,125          98
     25,225   Kimberly-Clark Corporation                            1,157,197          35
     29,166   Lucent Technologies, Inc.                             2,426,247          74
     53,900   McDonald's Corporation                                3,719,100         114
     39,000   MCI Communications Corporation                        2,266,875          69
     32,200   *Microsoft Corporation                                3,489,675         107
     34,400   *Mirage Resorts, Inc.                                   733,150          22
     38,000   Nabisco Holdings Corporation - Class "A"              1,370,375          42
     36,500   *PeopleSoft, Inc.                                     1,715,500          52
     16,400   Pfizer, Inc.                                          1,782,475          55
     69,000   Pharmacia & Upjohn, Inc.                              3,182,625          97
     32,080   Procter & Gamble Company                              2,921,285          89
     64,600   SBC Communications, Inc.                              2,584,000          79
     30,400   Schlumberger, Ltd.                                    2,076,700          64
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              UNITED STATES (continued)
     67,150   Southwest Airlines Company                         $  1,989,319     $    61
     61,100   State Street Corporation                              4,246,450         130
     34,200   Travelers Group, Inc.                                 2,073,375          63
     47,200   US Bancorp                                            2,029,600          62
     85,000   Wal-Mart Stores, Inc.                                 5,163,750         158
     19,500   Walt Disney Company                                   2,048,719          63
     75,000   Warner-Lambert Company                                5,203,125         159
-----------------------------------------------------------------------------------------
                                                                  107,954,303       3,299
-----------------------------------------------------------------------------------------
              UNITED KINGDOM--11.4%
    100,000   B.A.T Industries PLC                                  1,001,100          31
    146,532   Bass PLC                                              2,745,599          84
    114,105   BOC Group PLC                                         1,557,339          48
    184,121   British Petroleum PLC                                 2,684,963          82
    239,525   BTR PLC                                                 679,389          21
    152,100   Compass Group PLC                                     1,748,526          53
     59,769   Cookson Group PLC                                       205,432           6
    194,608   Diageo PLC                                            2,305,385          70
    110,500   Great Universal Stores PLC                            1,456,512          45
    113,700   HSBC Holdings PLC                                     2,754,564          84
     88,100   Marks & Spencer PLC                                     801,851          25
    148,514   PowerGen PLC                                          2,056,696          63
    120,800   Reckitt & Colman PLC                                  2,305,782          71
    184,218   Royal & Sun Alliance Insurance Group PLC              1,879,539          57
    119,900   Royal Bank of Scotland Group PLC                      2,080,553          64
     27,500   Seibe PLC                                               549,227          17
    260,792   Smithkline Beecham PLC                                3,182,966          97
    102,500   Standard Chartered PLC                                1,164,646          36
    254,500   WPP Group PLC                                         1,667,739          51
     99,600   Zeneca Group PLC                                      4,274,214         131
-----------------------------------------------------------------------------------------
                                                                   37,102,022       1,136
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              FRANCE--9.2%
     14,410   Alcatel Alsthom                                    $  2,933,944     $    90
     21,876   Assurances Generales de France                        1,237,799          38
     22,870   Axa-Uap                                               2,572,200          79
     49,810   Banque Nationale de Paris                             4,069,801         124
      9,036   Compagnie de Saint Gobain                             1,675,373          51
     27,800   Michelin (C.D.G.E.) - Class "B"                       1,604,722          49
     25,662   Rhone-Poulenc SA - Series "A"                         1,447,352          44
     19,297   Societe Generale Paris                                4,011,943         123
     25,110   Societe Nationale Elf Aquitaine SA                    3,530,167         108
     21,147   Total SA - Class "B"                                  2,749,165          84
     20,060   Vivendi                                               4,283,382         131
-----------------------------------------------------------------------------------------
                                                                   30,115,848         921
-----------------------------------------------------------------------------------------
              GERMANY--7.8%
      5,510   Adidas-Salomon AG                                       952,402          29
    115,460   Bayer AG                                              5,955,184         182
     50,280   Dresdner Bank AG                                      2,710,328          83
     36,910   Hoechst AG                                            1,842,396          56
      6,070   Karstadt AG                                           2,932,376          90
      9,110   MAN AG                                                3,542,990         108
     35,650   Mannesmann AG                                         3,616,283         111
        670   SAP AG                                                  406,447          12
     21,830   Siemens AG                                            1,327,915          41
     33,070   Veba AG                                               2,253,479          69
-----------------------------------------------------------------------------------------
                                                                   25,539,800         781
-----------------------------------------------------------------------------------------
              NETHERLANDS--5.4%
     66,969   ING Groep NV                                          4,385,097         134
     25,200   Koninklijke KPN NV                                      969,982          30
     49,000   Philips Electronics NV                                4,119,018         126
     20,900   PolyGram NV                                           1,066,460          33
     52,400   Royal Dutch Petroleum Company - NY Shares             2,872,175          88
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              NETHERLANDS (continued)
     25,200   *TNT Post Group NV                                 $    644,177     $    20
     46,500   Unilever NV-CVA                                       3,689,417         113
-----------------------------------------------------------------------------------------
                                                                   17,746,326         544
-----------------------------------------------------------------------------------------
              JAPAN--5.3%
     50,000   Dai Nippon Printing Company, Ltd.                       797,995          24
    227,000   Daiwa Securities Company, Ltd.                          976,463          30
     54,000   Eisai Company, Ltd.                                     735,377          22
     37,000   Fuji Machine Manufacturing Company                      981,085          30
     37,000   Fuji Photo Film                                       1,287,674          39
     92,000   JUSCO Company, Ltd.                                   1,687,068          52
     20,000   Mabuchi Motor Company, Ltd.                           1,268,148          39
     27,200   Matsumotokiyoshi Company, Ltd.                          956,412          29
     72,000   Matsushita Electric Industrial Company, Ltd.          1,156,896          35
        212   Nippon Telegraph & Telephone Corporation              1,756,674          54
      7,000   Rohm Company, Ltd.                                      718,737          22
     77,000   Sanwa Bank, Ltd.                                        688,519          21
     24,200   Sony Corporation                                      2,083,724          64
      1,000   Square Company, Ltd.                                     26,660           1
    154,000   Takashimaya Company, Ltd.                             1,160,667          35
    150,000   Toshiba Corporation                                     612,810          19
     17,000   Uni-Charm Corporation                                   629,605          19
-----------------------------------------------------------------------------------------
                                                                   17,524,514         535
-----------------------------------------------------------------------------------------
              SWITZERLAND--3.1%
        370   Compagnie Financiere Richemont AG                       484,206          15
      8,410   Credit Suisse Group                                   1,871,277          57
      2,390   Holderbank Financiere Glarus AG                       3,041,050          93
      1,626   Nestle AG Regd                                        3,479,665         106
        793   Novartis AG                                           1,320,611          40
-----------------------------------------------------------------------------------------
                                                                   10,196,809         311
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              AUSTRALIA--2.8%
    222,671   *AMP, Ltd.                                         $  2,606,072     $    80
    239,000   Australian & New Zealand Banking Group, Ltd.          1,648,718          50
    311,090   CSR, Ltd.                                               897,681          27
        309   Goodman Fielder, Ltd.                                       450          --
    381,114   News Corporation, Ltd.                                3,110,496          95
    245,145   WMC, Ltd.                                               737,764          23
-----------------------------------------------------------------------------------------
                                                                    9,001,181         275
-----------------------------------------------------------------------------------------
              SPAIN--2.3%
     17,700   Banco Popular Espanol SA                              1,512,286          46
     60,600   Banco Santander SA                                    1,553,669          48
     45,300   Endesa SA                                               992,759          30
     47,800   Endesa SA (ADR)                                       1,033,675          32
     16,672   Telefonica SA (ADR)                                   2,318,450          71
-----------------------------------------------------------------------------------------
                                                                    7,410,839         227
-----------------------------------------------------------------------------------------
              SWEDEN--2.2%
     25,500   ForeningsSparbanken AB - Class "A"                      767,402          23
    446,140   *Nordbanken Holding AB                                3,272,615         100
     37,040   Pharmacia & Upjohn, Inc.                              1,704,547          52
     46,600   Volvo AB                                              1,387,781          42
-----------------------------------------------------------------------------------------
                                                                    7,132,345         217
-----------------------------------------------------------------------------------------
              CANADA--1.9%
     41,800   Canadian Imperial Bank of Commerce                    1,355,887          41
     39,000   Canadian National Railway Company                     2,071,875          63
     98,500   Canadian Pacific, Ltd.                                2,794,937          85
-----------------------------------------------------------------------------------------
                                                                    6,222,699         189
-----------------------------------------------------------------------------------------
              FINLAND--1.5%
    165,190   Metsa-Serla OY - Class "B"                            1,595,752          49
     42,300   Nokia Corporation - Class "A" (ADR)                   3,069,394          94
      5,000   Nokia OYJ - Class "A"                                   367,721          11
-----------------------------------------------------------------------------------------
                                                                    5,032,867         154
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              ITALY--1.5%
    647,222   Telecom Italia SpA                                 $  4,764,331     $   146
-----------------------------------------------------------------------------------------
              DENMARK--1.4%
     14,220   Novo - Nordisk A/S                                    1,960,234          60
     30,310   Unidanmark A/S - Class "A" Regd                       2,723,793          83
-----------------------------------------------------------------------------------------
                                                                    4,684,027         143
-----------------------------------------------------------------------------------------
              IRELAND--1.2%
    168,850   Allied Irish Banks PLC                                2,441,149          75
    466,589   Jefferson Smurfit Group PLC                           1,405,179          43
-----------------------------------------------------------------------------------------
                                                                    3,846,328         118
-----------------------------------------------------------------------------------------
              MEXICO--1.0%
    396,500   *Banacci--Class "B"                                     750,971          23
    246,600   Coca-Cola Femsa SA - Series "L"                         431,377          13
     53,900   *Grupo Televisa SA                                    1,014,894          31
    215,000   Kimberly Clark de Mexico - Class "A"                    746,480          23
      8,300   Telmex (ADR)                                            398,919          12
-----------------------------------------------------------------------------------------
                                                                    3,342,641         102
-----------------------------------------------------------------------------------------
              NEW ZEALAND--.4%
     72,800   Telecom Corporation of New Zealand - I/R                155,690           5
    100,329   Telecom Corporation of New Zealand, Ltd.                413,506          13
     27,450   Telecom Corporation of New Zealand, Ltd. (ADR)          898,987          27
-----------------------------------------------------------------------------------------
                                                                    1,468,183          45
-----------------------------------------------------------------------------------------
              HONG KONG--.4%
    257,000   Cheung Kong Holdings, Ltd.                            1,263,669          39
-----------------------------------------------------------------------------------------
              SINGAPORE--.3%
    510,000   Overseas Union Bank, Ltd. Foreign Redg                1,116,900          34
-----------------------------------------------------------------------------------------
              ARGENTINA--.3%
     31,000   Telefonica de Argentina SA - Class "B" (ADR)          1,005,562          31
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              NORWAY--.3%
     55,300   Saga Petroleum ASA - Series "A"                    $    850,376     $    26
-----------------------------------------------------------------------------------------
              CHILE--.1%
     19,000   Cia de Telecomunicaciones de Chile SA (ADR)             385,937          12
-----------------------------------------------------------------------------------------
              SOUTH KOREA--.1%
     24,100   Pohang Iron & Steel Company, Ltd.                       289,200           9
-----------------------------------------------------------------------------------------
              INDIA--.1%
     15,600   Ranbaxy Laboratories, Ltd. (GDR)                        249,600           8
-----------------------------------------------------------------------------------------
              TAIWAN--.1%
     13,400   *Taiwan Semiconductor Manufacturing Co., Ltd.
                (ADR)                                                 226,125           7
-----------------------------------------------------------------------------------------
              PHILIPPINES--.1%
    694,800   Ayala Land, Inc.                                        199,894           6
-----------------------------------------------------------------------------------------
              THAILAND--.0%
     72,500   Thai Farmers Bank Public Company, Ltd. Foreign
                Regd                                                   63,844           2
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF COMMON STOCKS (cost $222,653,977)    304,736,170       9,317
-----------------------------------------------------------------------------------------
              PREFERRED STOCKS--2.8%
              BRAZIL--1.5%
  1,966,000   Banco Itau SA                                         1,113,346          34
 28,517,293   Companhia Energetic de Minas Gerais (CEMIG)             881,184          27
  1,074,800   Comparhia Cervejaria Brahma                             664,861          20
  4,190,000   Petroleo Brasileiro SA - Petrobras                      778,502          24
 12,107,600   Telecomunicacoes Brasileiras SA                       1,334,258          41
  3,260,800   *Telesp Celular SA - Class "B"                          273,255           9
     23,000   *Vale Do Rio Doce - Class "B"                                --          --
-----------------------------------------------------------------------------------------
                                                                    5,045,406         155
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
    SHARES,                                                                      INVESTED
WARRANTS OR                                                                      FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              GERMANY--1.3%
     19,410   Henkel KGaA                                        $  1,930,208     $    59
     17,530   Hornbach Holdings AG                                  1,607,291          49
        910   SAP AG                                                  618,586          19
-----------------------------------------------------------------------------------------
                                                                    4,156,085         127
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF PREFERRED STOCKS (cost $8,929,933)     9,201,491         282
-----------------------------------------------------------------------------------------
              WARRANTS--.0%
              FRANCE--.0%
        956   *AGF (Allianz) BCVG AGF (expiring 6/15/00)                5,558          --
-----------------------------------------------------------------------------------------
              THAILAND--.0%
      5,800   *Siam Commercial Bank (expiring 12/31/02)                    --          --
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF WARRANTS (cost $0)                         5,558          --
-----------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--4.7%
    $15,305M  Paribas Corp., 6%, 7/1/98 (collateralized by U.S.
                Treasury Securities, due 6/30/99 & 2/15/15,
                valued at $15,633,133)
                (cost $15,305,000)                                 15,305,000         468
-----------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $246,888,910)            100.7%  329,248,219      10,067
EXCESS OF LIABILITIES OVER OTHER ASSETS                     (.7)   (2,182,776)        (67)
-----------------------------------------------------------------------------------------
NET ASSETS                                                100.0% $327,065,443  $   10,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1998

Sector diversification of the portfolio was as follows:

--------------------------------------------------------------------
                                            PERCENTAGE
SECTOR                                   OF NET ASSETS         VALUE
--------------------------------------------------------------------
Banks..................................           13.9% $ 45,433,299
Drugs..................................           11.0    36,048,831
Retail.................................            6.4    20,790,661
Telephone..............................            5.9    19,253,171
Food/Beverage/Tobacco..................            5.8    19,032,410
Energy Sources.........................            5.1    16,745,723
Insurance..............................            4.8    15,729,838
Communication Equipment................            4.4    14,275,025
Media..................................            3.9    12,822,058
Household Products.....................            3.7    12,071,432
Electronics............................            2.9     9,541,494
Financial Services.....................            2.9     9,366,338
Machinery & Manufacturing..............            2.7     8,819,747
Electric Utilities.....................            2.7     8,784,956
Electrical Equipment...................            2.5     8,277,690
Travel & Leisure.......................            2.5     8,190,095
Software Services......................            2.2     7,256,243
Business Services......................            2.1     6,740,974
Metals & Minerals......................            1.7     5,743,387
Transportation.........................            1.5     4,866,812
Entertainment Products.................            1.3     4,323,800
Pipeline...............................            1.3     4,283,382
Computers & Office Equipment...........            1.1     3,527,586
Paper/Forest Products..................             .9     3,000,931
Automotive.............................             .9     2,992,503
Medical Products.......................             .7     2,190,900
Energy Services........................             .6     2,076,700
Chemicals..............................             .5     1,557,339
Real Estate Companies..................             .1       199,894
Repurchase Agreement...................            4.7    15,305,000
--------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS                       100.7   329,248,219
EXCESS OF LIABILITIES OVER OTHER ASSETS            (.7)   (2,182,776)
--------------------------------------------------------------------
NET ASSETS                                       100.0% $327,065,443
--------------------------------------------------------------------
--------------------------------------------------------------------

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1998

-------------------------------------------------------------------
ASSETS
Investments in securities, at value
  (identified cost $246,888,910) (Note
  1A)..................................                $329,248,219
Cash...................................                      10,273
Receivables:
  Investment securities sold...........                   2,396,222
  Dividends and interest...............                   1,174,890
  Capital shares sold..................                     359,804
  Forward currency contracts (Note
    4).................................                       5,729
Other assets...........................                      20,335
                                                       ------------
Total Assets...........................                 333,215,472
LIABILITIES
Payables:
  Investment securities purchased......  $  5,196,389
  Capital shares redeemed..............       475,789
Accrued advisory fee...................       266,611
Accrued expenses.......................       211,240
                                         ------------
Total Liabilities......................                   6,150,029
                                                       ------------
NET ASSETS (Note 5):
  Class A (41,820,059 shares
    outstanding).......................   313,982,063
  Class B (1,778,378 shares
    outstanding).......................    13,083,380  $327,065,443
                                         ------------
                                                       ------------
                                                       ------------
NET ASSETS CONSIST OF:
Capital paid in........................                $245,675,576
Undistributed net investment income....                     702,331
Accumulated net realized loss on
  investments and foreign currency
  transactions.........................                  (1,664,005)
Net unrealized appreciation of
  investments and foreign currency
  transactions.........................                  82,351,541
                                                       ------------
Total..................................                $327,065,443
                                                       ------------
                                                       ------------
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................                $       7.51
                                                              -----
                                                              -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A ($7.51/.9375)*.......                $       8.01
                                                              -----
                                                              -----
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B (Note 5).............                $       7.36
                                                              -----
                                                              -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS GLOBAL FUND, INC.
Six Months Ended June 30, 1998

-------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends (net of $123,007 foreign
    withholding taxes).................                $  3,252,329
  Interest.............................                     410,844
                                                       ------------
Total income...........................                   3,663,173

Expenses (Notes 1 and 3):
  Advisory fee.........................  $  1,535,995
  Shareholder servicing costs..........       482,349
  Distribution plan expenses  - Class
    A..................................       449,596
  Distribution plan expenses  - Class
    B..................................        58,935
  Custodian fees and expenses..........       235,155
  Reports and notices to
    shareholders.......................        48,512
  Professional fees....................        26,516
  Other expenses.......................        31,779
                                         ------------
Total expenses.........................                   2,868,837
                                                       ------------
Net investment income..................                     794,336
                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS (Note 2):
Net realized gain (loss) from:
  Investments..........................     3,766,829
  Foreign currency transactions........       (15,925)    3,750,904
                                         ------------
Net unrealized appreciation of:
  Investments..........................    43,548,374
  Foreign currency transactions........         3,599    43,551,973
                                         ------------  ------------
Net gain from investments and foreign
  currencies...........................                  47,302,877
                                                       ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................                $ 48,097,213
                                                       ------------
                                                       ------------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS GLOBAL FUND, INC.

-------------------------------------------------------------------
                                           SIX MONTHS
                                                ENDED    YEAR ENDED
                                             JUNE 30,  DECEMBER 31,
                                                 1998          1997
---------------------------------------  ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income................  $    794,336  $  1,128,454
  Net realized gain on investments and
    foreign currency transactions......     3,750,904    21,938,853
  Net unrealized appreciation
    (depreciation) of investments and
    foreign currency transactions......    43,551,973    (1,723,731)
                                         ------------  ------------
    Net increase in net assets
      resulting from operations........    48,097,213    21,343,576
                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......            --    (1,053,231)
  Net realized gains - Class A.........            --   (26,486,799)
  Net realized gains - Class B.........            --    (1,019,942)
                                         ------------  ------------
    Total distributions................            --   (28,559,972)
                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS(a)
Class A:
  Proceeds from shares sold............    14,473,057    35,195,348
  Reinvestment of distributions........            --    27,005,495
  Cost of shares redeemed..............   (24,054,347)  (41,510,319)
                                         ------------  ------------
                                           (9,581,290)   20,690,524
                                         ------------  ------------
Class B:
  Proceeds from shares sold............     1,980,149     5,760,337
  Reinvestment of distributions........            --     1,014,030
  Cost of shares redeemed..............    (1,146,713)     (964,600)
                                         ------------  ------------
                                              833,436     5,809,767
                                         ------------  ------------
  Net increase (decrease) from capital
    share transactions.................    (8,747,854)   26,500,291
                                         ------------  ------------
    Net increase in net assets.........    39,349,359    19,283,895
NET ASSETS
  Beginning of period..................   287,716,084   268,432,189
                                         ------------  ------------
  End of period (including accumulated
    net investment income (deficit) of
    $702,331 and ($92,005),
    respectively)......................  $327,065,443  $287,716,084
                                         ------------  ------------
                                         ------------  ------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     2,030,493     4,989,223
  Issued for distributions
    reinvested.........................            --     4,213,026
  Redeemed.............................    (3,430,692)   (5,897,153)
                                         ------------  ------------
  Net increase (decrease) in Class A
    capital shares outstanding.........    (1,400,199)    3,305,096
                                         ------------  ------------
                                         ------------  ------------
Class B:
  Sold.................................       281,094       820,925
  Issued for distributions
    reinvested.........................            --       160,702
  Redeemed.............................      (166,997)     (138,029)
                                         ------------  ------------
  Net increase in Class B capital
    shares outstanding.................       114,097       843,598
                                         ------------  ------------
                                         ------------  ------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS GLOBAL FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The objective of the Fund is primarily to seek long-term capital growth and secondarily to earn a reasonable level of current income.

A. Security Valuation--A security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded prior to the time when assets are valued. If no sale is reported at that time, the mean between the current bid and asked prices is used. Securities for which over-the-counter market quotations are readily available are valued at the mean between the last current bid and asked prices. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers and other available information in determining value. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

C. Foreign Currency Translations--The books and records are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized gains, if any, are generally declared and paid annually. The timing and characterization of income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and post-October capital losses.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreements. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily.

2. SECURITIES TRANSACTIONS--For the six months ended June 30, 1998, purchases and sales of investment securities, excluding foreign currencies and repurchase agreements, aggregated $120,797,427 and $125,796,899, respectively.

At June 30, 1998, the cost of investments for federal income tax purposes was $246,888,910. Accumulated net unrealized appreciation on investments was $82,359,309, consisting of $89,849,195 gross unrealized appreciation and $7,489,886 gross unrealized depreciation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM"), and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's Individual Retirement Accounts. Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 1998, total directors fees accrued by the Fund amounted to $6,000.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of 1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

During the six months ended June 30, 1998, FIC, as underwriter, received $544,367 in commissions after allowing $2,212 to other dealers. Shareholder servicing costs included $290,684 in transfer agent fees paid to ADM and $109,984 in IRA custodian fees paid to FFS.

Wellington Management Company, LLP serves as investment subadviser to the Fund. The subadviser is paid by FIMCO and not by the Fund.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee equal to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund.

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS GLOBAL FUND, INC.

4. FORWARD CURRENCY CONTRACTS--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The following forward currency contracts were outstanding at June 30, 1998:

                                                                               Unrealized
Contracts to Buy Foreign Currency     In Exchange for   Settlement Date       Gain (Loss)
------------------------------------  ----------------  ---------------  ----------------
 1,809,520       Deutsche Marks       U.S.$    998,466           7/1/98  U.S.$      4,019
   379,111       Swiss Francs                  248,321           7/1/98             1,619
   301,073       British Pounds                503,545           7/2/98            (1,204)
   407,822       Dutch Guilders                200,207           7/2/98               273
   353,275       Swiss Francs                  231,564           7/2/98             1,342
   219,203       British Pounds                365,438           7/7/98               302
12,852,167       French Francs               2,122,689          7/31/98             3,034
                                      ----------------                   ----------------
                                      U.S.$  4,670,230                   U.S.$      9,385
                                      ----------------                   ----------------

Contracts to Sell Foreign Currency
------------------------------------
   215,000       British Pounds       U.S.$    358,642           7/1/98  U.S.$        (86)
   741,349       Japanese Yen                    5,194           7/1/98              (147)
   468,657       Mexican Pesos                  51,957           7/1/98              (197)
   381,551       Japanese Yen                    2,698           7/2/98               (51)
 1,115,726       Mexican Pesos                 124,315           7/2/98               152
   173,885       British Pounds                288,877           7/3/98            (1,250)
   597,081       British Pounds                994,200           7/6/98            (2,030)
   302,033       French Francs                  49,908          7/31/98               (47)
                                      ----------------                   ----------------
                                      U.S.$  1,875,791                   U.S.$     (3,656)
                                      ----------------                   ----------------
                     Unrealized Gain on Forward Currency Contracts       U.S.$      5,729
                                                                         ----------------
                                                                         ----------------

5. CAPITAL--The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3.
Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 100,000,000 shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS GLOBAL FUND, INC.

The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

------------------------------------------------------------------------------------------------------------------------------
                                              Class A                                              Class B
                      -------------------------------------------------------  -----------------------------------------------
                         1/1/98              Year Ended December 31                1/1/98           Year Ended December 31
                             to     -----------------------------------------          to       ------------------------------
                        6/30/98       1997    1996    1995     1994      1993     6/30/98          1997      1996        1995*
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value,
  Beginning of
  Period............  $    6.41     $ 6.59  $ 6.57  $ 5.84  $  6.27    $ 5.11  $     6.31       $  6.51   $  6.54   $     5.76
                      ---------     ------  ------  ------  -------    ------  ----------       -------   -------   ----------
Income from
  Investment
  Operations
  Net investment
    income (loss)...       .019       .029    .036    .035     .028      .014       (.005)        (.007)    (.007)        .027
  Net realized and
    unrealized gain
    (loss) from
    investments and
    foreign currency
    transactions....      1.081       .497    .912   1.006    (.265)    1.160       1.055          .486      .879        1.056
                      ---------     ------  ------  ------  -------    ------  ----------       -------   -------   ----------
  Total from
    Investment
    Operations......      1.100       .526    .948   1.041    (.237)    1.174       1.050          .479      .872        1.083
                      ---------     ------  ------  ------  -------    ------  ----------       -------   -------   ----------
Less Distributions:
  Net investment
    income..........         --       .027    .043    .036     .028      .014          --            --      .017         .028
  Net realized gain
    from
    investments.....         --       .679    .885    .275     .165        --          --          .679      .885         .275
                      ---------     ------  ------  ------  -------    ------  ----------       -------   -------   ----------
    Total
    Distributions...         --       .706    .928    .311     .193      .014          --          .679      .902         .303
                      ---------     ------  ------  ------  -------    ------  ----------       -------   -------   ----------
Net Asset Value, End
  of Period.........  $    7.51     $ 6.41  $ 6.59  $ 6.57  $  5.84    $ 6.27  $     7.36       $  6.31   $  6.51   $     6.54
                      ---------     ------  ------  ------  -------    ------  ----------       -------   -------   ----------
                      ---------     ------  ------  ------  -------    ------  ----------       -------   -------   ----------
TOTAL RETURN (%)+...      17.16       7.98   14.43   17.83    (3.78)    22.97       16.64          7.36     13.33        18.80
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of
  Period (in
  millions).........       $314       $277    $263    $228     $214      $210         $13           $10        $5           $1
Ratio to Average Net
  Assets: (%)
  Expenses..........       1.82(a)    1.82    1.83    1.83     1.84      1.87        2.52(a)       2.52      2.54         2.56(a)
  Net investment
    income (loss)...        .54(a)     .41     .50     .55      .45       .27        (.16)(a)      (.29)     (.21)        (.19)(a)
Portfolio Turnover
  Rate (%)..........         41         70      73      47       56        41          41            70        73           47

* From January 12, 1995 (date Class B shares first offered) to December 31, 1995 + Calculated without sales charge
(a) Annualized

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of First Investors Global Fund, Inc., as of June 30, 1998, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998, and the year ended December 31, 1997, and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Global Fund, Inc. at June 30, 1998, and the results of its operations, changes in its net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1998

FIRST INVESTORS GLOBAL FUND, INC.

DIRECTORS
-------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

SHAREHOLDER INFORMATION
-------------------------------------------

INVESTMENT ADVISER
FIRST INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

SUBADVISER
WELLINGTON MANAGEMENT COMPANY, LLP
75 State Street
Boston, MA 02109

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST INVESTORS GLOBAL FUND, INC.
95 WALL STREET
NEW YORK, NY 10005


First Investors Logo

Logo is described as follows: The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS FINANCIAL NETWORK
FIIS-077

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear in the printed piece.

FIRST
INVESTORS
GLOBAL
FUND, INC.

SEMI-
ANNUAL
REPORT



JUNE 30, 1998